Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 7- Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
Prepaid insurance premiums	$45,000	$39,000
Deposit for future services	200,000	-
Security deposit	-	20,000
Other	31,000	26,000
Prepaid expenses and other current assets	$276,000	$85,000